Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Core ETF
October 31, 2025
OTF-NPRT1-1225
1.9897905.105
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 0.7%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	1,711	3,981,942
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp (United States)	24,784	2,392,152
TOTAL BRAZIL		6,374,094
CANADA - 2.7%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Imperial Oil Ltd	81,396	7,199,154
Financials - 0.9%
Capital Markets - 0.9%
Brookfield Corp Class A (United States)	176,099	8,109,359
Information Technology - 0.8%
IT Services - 0.8%
Shopify Inc Class A (United States) (a)	40,259	6,999,430
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States)	6,387	1,027,093
Franco-Nevada Corp (United States)	7,966	1,486,695
		2,513,788
TOTAL CANADA		24,821,731
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	28,532	1,411,193
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	32,549	8,463,065
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	14,448	2,458,055
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	46,305	13,911,411
UNITED KINGDOM - 1.1%
Consumer Staples - 1.1%
Beverages - 0.4%
Diageo PLC ADR	40,026	3,685,994
Tobacco - 0.7%
British American Tobacco PLC	117,917	6,047,592
TOTAL UNITED KINGDOM		9,733,586
UNITED STATES - 90.9%
Communication Services - 11.5%
Entertainment - 0.8%
Netflix Inc (a)	6,576	7,357,623
Interactive Media & Services - 9.5%
Alphabet Inc Class A	167,368	47,062,208
Meta Platforms Inc Class A	61,939	40,158,151
		87,220,359
Media - 0.8%
Comcast Corp Class A	274,559	7,642,350
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	16,967	3,563,918
TOTAL COMMUNICATION SERVICES		105,784,250

Consumer Discretionary - 8.4%
Automobiles - 0.3%
Tesla Inc (a)	6,068	2,770,406
Broadline Retail - 4.2%
Amazon.com Inc (a)	159,774	39,020,007
Diversified Consumer Services - 0.5%
H&R Block Inc	51,834	2,578,223
Service Corp International/US	23,612	1,971,838
		4,550,061
Hotels, Restaurants & Leisure - 1.1%
DraftKings Inc Class A (a)	111,739	3,418,096
Hilton Worldwide Holdings Inc	21,897	5,626,653
Viking Holdings Ltd (a)	18,708	1,138,382
		10,183,131
Household Durables - 0.8%
Somnigroup International Inc	88,188	6,996,836
Specialty Retail - 1.5%
Lowe's Cos Inc	32,061	7,634,686
O'Reilly Automotive Inc (a)	38,398	3,626,307
Ross Stores Inc	15,647	2,486,621
		13,747,614
TOTAL CONSUMER DISCRETIONARY		77,268,055

Consumer Staples - 2.0%
Beverages - 1.4%
Coca-Cola Co/The	99,912	6,883,937
Keurig Dr Pepper Inc	224,085	6,086,149
		12,970,086
Tobacco - 0.6%
Philip Morris International Inc	40,834	5,893,571
TOTAL CONSUMER STAPLES		18,863,657

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Inc	8,352	1,770,624
Enterprise Products Partners LP	65,827	2,026,813
Exxon Mobil Corp	169,054	19,333,016
Shell PLC ADR	151,896	11,380,048
		34,510,501
Financials - 13.3%
Banks - 6.9%
Bank of America Corp	401,202	21,444,248
M&T Bank Corp	31,328	5,760,279
PNC Financial Services Group Inc/The	42,443	7,747,970
US Bancorp	160,215	7,478,836
Wells Fargo & Co	242,454	21,086,224
		63,517,557
Capital Markets - 2.2%
Bank of New York Mellon Corp/The	93,210	10,060,155
Blue Owl Capital Inc Class A (b)	235,045	3,706,660
Northern Trust Corp	44,171	5,683,483
Robinhood Markets Inc Class A (a)	6,469	949,519
		20,399,817
Financial Services - 2.3%
Apollo Global Management Inc	55,849	6,942,589
Visa Inc Class A	42,064	14,332,888
		21,275,477
Insurance - 1.9%
Arthur J Gallagher & Co	20,678	5,158,954
Chubb Ltd	17,400	4,818,756
Travelers Companies Inc/The	28,879	7,757,477
		17,735,187
TOTAL FINANCIALS		122,928,038

Health Care - 7.8%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (a)	2,656	1,211,242
Gilead Sciences Inc	37,946	4,545,552
		5,756,794
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	125,411	12,631,396
Health Care Providers & Services - 2.0%
Cigna Group/The	22,778	5,567,171
CVS Health Corp	18,788	1,468,282
Humana Inc	11,540	3,210,313
UnitedHealth Group Inc	23,636	8,073,112
		18,318,878
Life Sciences Tools & Services - 1.2%
Bruker Corp	63,002	2,453,297
Thermo Fisher Scientific Inc	14,909	8,459,218
		10,912,515
Pharmaceuticals - 2.6%
Eli Lilly & Co	6,796	5,863,997
GSK PLC ADR	173,806	8,144,549
Merck & Co Inc	54,968	4,726,148
Royalty Pharma PLC Class A	146,924	5,515,527
		24,250,221
TOTAL HEALTH CARE		71,869,804

Industrials - 12.4%
Aerospace & Defense - 4.0%
Boeing Co (a)	73,203	14,715,267
GE Aerospace	60,672	18,744,614
Huntington Ingalls Industries Inc	9,931	3,197,981
		36,657,862
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	50,171	4,837,488
Construction & Engineering - 1.2%
EMCOR Group Inc	7,701	5,204,182
Quanta Services Inc	13,344	5,993,191
		11,197,373
Electrical Equipment - 3.0%
Eaton Corp PLC	20,603	7,861,281
GE Vernova Inc	23,717	13,877,765
Vertiv Holdings Co Class A	29,376	5,665,455
		27,404,501
Ground Transportation - 0.3%
CSX Corp	93,464	3,366,573
Machinery - 2.6%
Allison Transmission Holdings Inc	48,345	3,990,880
Cummins Inc	8,790	3,847,207
Deere & Co	5,452	2,516,807
PACCAR Inc	43,098	4,240,843
Westinghouse Air Brake Technologies Corp	44,191	9,034,408
		23,630,145
Professional Services - 0.8%
Paycom Software Inc	19,329	3,616,263
SS&C Technologies Holdings Inc	42,547	3,613,091
		7,229,354
TOTAL INDUSTRIALS		114,323,296

Information Technology - 27.4%
Communications Equipment - 0.6%
Arista Networks Inc	37,311	5,883,572
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	102,517	14,284,719
IT Services - 0.5%
Amdocs Ltd	54,495	4,591,748
Semiconductors & Semiconductor Equipment - 12.6%
Broadcom Inc	80,576	29,783,307
Marvell Technology Inc	46,888	4,395,281
NVIDIA Corp	402,061	81,413,332
		115,591,920
Software - 7.9%
Gen Digital Inc	136,291	3,592,631
Microsoft Corp	117,467	60,825,587
Salesforce Inc	27,474	7,154,504
		71,572,722
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	129,441	34,996,963
Western Digital Corp	33,146	4,978,861
		39,975,824
TOTAL INFORMATION TECHNOLOGY		251,900,505

Materials - 1.0%
Chemicals - 0.2%
Mosaic Co/The	59,171	1,624,243
Construction Materials - 0.8%
CRH PLC	25,833	3,076,710
Martin Marietta Materials Inc	7,645	4,687,150
		7,763,860
TOTAL MATERIALS		9,388,103

Real Estate - 1.4%
Health Care REITs - 0.6%
Ventas Inc	60,364	4,454,260
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	14,756	2,249,257
Retail REITs - 0.2%
Simon Property Group Inc	12,493	2,195,769
Specialized REITs - 0.4%
American Tower Corp	22,964	4,110,097
TOTAL REAL ESTATE		13,009,383

Utilities - 2.0%
Electric Utilities - 1.3%
Eversource Energy	49,976	3,688,729
Southern Co/The	83,704	7,871,524
		11,560,253
Multi-Utilities - 0.7%
Sempra	70,091	6,444,166
TOTAL UTILITIES		18,004,419

TOTAL UNITED STATES		837,850,011
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	167,432	3,476,254
TOTAL COMMON STOCKS (Cost $743,005,983)		908,499,400

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	12,407,980	12,410,461
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	3,457,654	3,458,000
TOTAL MONEY MARKET FUNDS (Cost $15,868,461)			15,868,461

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $758,874,444)	924,367,861
NET OTHER ASSETS (LIABILITIES) - (0.3)% (c)	(2,443,766)
NET ASSETS - 100.0%	921,924,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	36	12/19/2025	12,373,200	56,522	56,522

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $766,730 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,389,961	76,510,500	65,488,930	153,236	(1,070)	-	12,410,461	12,407,980	0.0%
Fidelity Securities Lending Cash Central Fund	-	17,923,035	14,465,035	524	-	-	3,458,000	3,457,654	0.0%
Total	1,389,961	94,433,535	79,953,965	153,760	(1,070)	-	15,868,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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